Cover	Jun. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 05, 2026
Entity File Number	333-275731
Entity Registrant Name	STAGEWISE STRATEGIES CORP.
Entity Central Index Key	0001999261
Entity Tax Identification Number	61-2108075
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	64/2 Mahtumquili Street
Entity Address, Address Line Two	Yashnobod District
Entity Address, City or Town	Tashkent City
Entity Address, Country	UZ
Entity Address, Postal Zip Code	100000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false